Net Loss per Share (Q2) (Tables)	6 Months Ended
Jun. 30, 2019
Net Loss per Share [Abstract]
Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
The following table sets forth basic and diluted net loss per share attributable to Common Stockholders for the three and six months ended June 30, 2019 and 2018:

Dollars in thousands except per share amounts	Six Months Ended June 30		Three Months Ended June 30
	2019	2018	2019	2018
Common Stockholders
Numerator:

Net loss	$(164,286)	$(2,400)	$(161,506)	$(745)
Less: Preferred Stock Dividends	(27)	-	(27)	-
Net loss attributable to Common Stockholders	$(164,313)	$(2,400)	$(161,533)	$(745)
Denominator:
Weighted average shares used in computing net loss per share attributable to Common Stockholders, basic and diluted	21,202,188	11,497,128	30,638,048	11,497,128
Net loss per share attributable to Common Stockholders, basic and diluted	$(7.75)	$(0.21)	$(5.27)	$(0.06)